Other disclosures - Leverage (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
IFRS Leverage Ratios [Abstract]
Level 1 Capital (millions of euros)	€ 76,476	€ 79,536
Exposure (millions of euros)	€ 1,588,446	€ 1,544,614
Leverage Ratio (as a percent)	4.81%	5.15%